NON-CONTROLLING INTERESTS - Summarized Statements of Cash Flows (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) minesite	Dec. 31, 2024 USD ($)
Disclosure of subsidiaries [line items]
Cash flows from (used in) operating activities	$ 7,689	$ 4,491
Cash flows from (used in) investing activities	(1,236)	(2,764)
Cash flows from (used in) financing activities	(3,823)	(1,795)
Net increase (decrease) in cash and equivalents	$ 2,632	(74)
Number of minesite locations in Tanzania mines | minesite	2
Nevada Gold Mines
Disclosure of subsidiaries [line items]
Cash flows from (used in) operating activities	$ 5,450	2,994
Cash flows from (used in) investing activities	(1,280)	(1,331)
Cash flows from (used in) financing activities	(4,104)	(1,733)
Net increase (decrease) in cash and equivalents	66	(70)
Pueblo Viejo [Member]
Disclosure of subsidiaries [line items]
Cash flows from (used in) operating activities	925	619
Cash flows from (used in) investing activities	(363)	(308)
Cash flows from (used in) financing activities	(442)	(80)
Net increase (decrease) in cash and equivalents	120	231
Tanzania Mines [Member]
Disclosure of subsidiaries [line items]
Cash flows from (used in) operating activities	613	467
Cash flows from (used in) investing activities	(378)	(295)
Cash flows from (used in) financing activities	(249)	(134)
Net increase (decrease) in cash and equivalents	(14)	38
Loulo-Gounkoto [Member]
Disclosure of subsidiaries [line items]
Cash flows from (used in) operating activities	463	496
Cash flows from (used in) investing activities	48	(383)
Cash flows from (used in) financing activities	(1)	(162)
Net increase (decrease) in cash and equivalents	510	(49)
Tongon [Member]
Disclosure of subsidiaries [line items]
Cash flows from (used in) operating activities	129	(3)
Cash flows from (used in) investing activities	(64)	(23)
Cash flows from (used in) financing activities	(63)	(1)
Net increase (decrease) in cash and equivalents	2	(27)
Reko Diq [Member]
Disclosure of subsidiaries [line items]
Cash flows from (used in) operating activities	(43)	(180)
Cash flows from (used in) investing activities	(723)	(128)
Cash flows from (used in) financing activities	815	380
Net increase (decrease) in cash and equivalents	$ 49	$ 72